Structured Entities - Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Interests in unconsolidated structured entities recognized in:
Trading assets	¥ 6,512,061	¥ 4,585,915
Financial assets at fair value through profit or loss	2,376,129	1,488,239
Investment securities	30,149,837	27,595,598
Loans and advances	121,716,465	111,891,134
Securitisation [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	7,913	5,197
Financial assets at fair value through profit or loss	326	292
Investment securities	163,170	145,351
Loans and advances	4,547,626	3,581,390
Total	4,719,035	3,732,230
Maximum exposure to loss from interests in unconsolidated structured entities	6,585,138	5,245,346
Investment funds [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	59,691	44,432
Financial assets at fair value through profit or loss	1,464,214	669,880
Investment securities	60,745	52,476
Total	1,584,650	766,788
Maximum exposure to loss from interests in unconsolidated structured entities	1,585,805	767,810
Structured finance [member]
Interests in unconsolidated structured entities recognized in:
Financial assets at fair value through profit or loss	94,455	89,796
Loans and advances	10,976,579	8,629,262
Total	11,071,034	8,719,058
Maximum exposure to loss from interests in unconsolidated structured entities	12,806,451	10,073,000
Others [Member]
Interests in unconsolidated structured entities recognized in:
Investment securities	114	193
Loans and advances	716,167	612,876
Total	716,281	613,069
Maximum exposure to loss from interests in unconsolidated structured entities	873,946	729,634
Unconsolidated structured entities [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	67,604	49,629
Financial assets at fair value through profit or loss	1,558,995	759,968
Investment securities	224,029	198,020
Loans and advances	16,240,372	12,823,528
Total	18,091,000	13,831,145
Maximum exposure to loss from interests in unconsolidated structured entities	¥ 21,851,340	¥ 16,815,790